UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3158

Smith Barney Fundamental Value Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  September 30
Date of reporting period: March 31, 2004

ITEM 1. REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                          FUNDAMENTAL VALUE FUND INC.

           CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  MARCH 31, 2004



[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

Your Serious Money. Professionally Managed./R/ is a registered service mark of Citigroup Global Markets Inc.



         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

[PHOTO]
JOHN G. GOODE
PORTFOLIO MANAGER



[PHOTO]
PETER J. HABLE
PORTFOLIO MANAGER

       Classic Series
 [GRAPHIC]


 Semi-Annual Report . March 31, 2004

 SMITH BARNEY FUNDAMENTAL
 VALUE FUND INC.

      JOHN G. GOODE

      John G. Goode has more than 34 years of securities business experience and has managed the fund since 1990. Education: BA in Economics, MBA from Stanford University.

      PETER J. HABLE

      Peter J. Hable has more than 20 years of securities business experience. Mr. Hable holds a BS in Economics from Southern Methodist University and an MBA from the University of Pennsylvania's Wharton School of Finance.

      FUND OBJECTIVE

      The fund seeks long-term capital growth. Current income is a secondary consideration. The fund invests primarily in common stock and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the managers believe are undervalued in the marketplace. While the managers select investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return.

      FUND FACTS

      FUND INCEPTION
      ---------------------------------------
      November 12, 1981

      MANAGER INVESTMENT INDUSTRY EXPERIENCE
      ---------------------------------------
      34 Years (John G. Goode)
      20 Years (Peter J. Hable)


What's Inside

Letter from the Chairman..............................................  1
Schedule of Investments...............................................  3
Statement of Assets and Liabilities...................................  9
Statement of Operations............................................... 10
Statements of Changes in Net Assets................................... 11
Notes to Financial Statements......................................... 12
Financial Highlights.................................................. 17

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,
The last three months of 2003 saw mixed economic data that kept many investors guessing about the strength and sustainability of the ongoing economic recovery. By the start of 2004, many of the geopolitical concerns that had been pressuring both the domestic economy and the stock market during the prior year had already eased. The combat phase of the conflict in Iraq had already concluded, removing much of the uncertainty that had previously clouded corporate decision-making and stalled capital spending. New federal tax legislation put in place in 2003 provided a significant near-term tax cut for consumers, businesses, and investors, while key interest rates continued to hover near record lows. Unemployment figures showed little change in job growth through the end of January, but at the close of the first quarter of 2004, employment data and reports of corporate earnings had already begun to show some signs of improvement. These factors, among others, contributed to a generally positive stock market that produced gains in many sectors of the economy.

Performance Review
Within this environment, the fund performed as follows: For the six months ended March 31, 2004, Class A shares of the Smith Barney Fundamental Value Fund Inc., excluding sales charges, returned 17.83%. These shares performed better than both the fund's unmanaged benchmarks, the S&P 500 index/i/, which returned 14.07% and the Russell 3000 Index,/ii/ which returned 14.94% for the same period. They also outperformed the fund's Lipper multi-cap core funds category average, which returned 14.72% for the same period./1/


                             PERFORMANCE SNAPSHOT
                             AS OF MARCH 31, 2004
                           (excluding sales charges)

                                                6 Months
Class A Shares                                   17.83%
S&P 500 Index                                    14.07%
Lipper Multi-Cap Core Funds Category Average/1/  14.72%
Russell 3000 Index                               14.94%

  The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

  Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 17.34%, Class L shares returned 17.25% and Class Y shares returned 17.99% over the six months ended March 31, 2004.

  Effective February 2, 2004, initial sales charges on Smith Barney Class L shares were suspended.

  All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index. The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the U.S. equity market.


/1/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the six-month period ended March 31, 2004, calculated among the 596 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

     1 Smith Barney Fundamental Value Fund Inc. | 2004 Semi-Annual Report

All of the market sectors in which the fund was invested experienced positive returns during the period. The fund's outperformance of its benchmark was driven primarily by strong returns in the information technology, materials and industrials sectors.

Special Shareholder Notice
Effective April 29, 2004, Smith Barney Class L shares were renamed Class C shares. The current expenses, management fees, and sales charges have not changed.

Information About Your Fund
In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

April 15, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of March 31, 2004 and are subject to change. Please refer to pages 3 through 8 for a list and percentage breakdown of the fund's holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings as of March 31, 2004 were: Information Technology (18.36%); Financials (16.38%); Consumer Discretionary (14.87%); Materials (11.61%); Healthcare (10.65%). The fund's portfolio composition is subject to change at any time.

RISKS: Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

/i/The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
/ii/The Russell 3000 Index measures the performance of the 3,000 largest U.S.
    companies based on total market capitalization, which represent approximately 98% of the U.S. equity market.

     2 Smith Barney Fundamental Value Fund Inc. | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED)                              MARCH 31, 2004



  SHARES                    SECURITY                       VALUE
---------------------------------------------------------------------
COMMON STOCK -- 89.9%
CONSUMER DISCRETIONARY -- 14.9%
Auto Components -- 0.6%
  2,691,000 Delphi Corp.                              $    26,802,360
---------------------------------------------------------------------
Hotels, Restaurants and Leisure -- 1.8%
  1,962,500 Carnival Corp. (a)                             88,135,875
---------------------------------------------------------------------
Household Durables -- 0.7%
  2,700,000 Fleetwood Enterprises, Inc. (a)(b)             33,156,000
---------------------------------------------------------------------
Leisure Equipment and Products -- 1.9%
  2,700,000 Hasbro, Inc.                                   58,725,000
  1,800,000 Mattel, Inc.                                   33,192,000
---------------------------------------------------------------------
                                                           91,917,000
---------------------------------------------------------------------
Media -- 7.9%
  1,750,000 Comcast Corp., Special Class A Shares (b)      48,790,000
  6,438,100 Liberty Media Corp., Class A Shares (b)        70,497,195
  1,717,088 Metro-Goldwyn-Mayer Inc. (a)(b)                29,877,331
  1,544,000 The News Corp. Ltd., Sponsored ADR (a)         55,553,120
  4,238,600 Time Warner Inc. (b)                           71,462,796
  1,220,600 Viacom Inc., Class B Shares                    47,859,726
  2,250,000 The Walt Disney Co.                            56,227,500
---------------------------------------------------------------------
                                                          380,267,668
---------------------------------------------------------------------
Multiline Retail -- 0.4%
    516,400 Costco Wholesale Corp. (a)(b)                  19,395,984
---------------------------------------------------------------------
Specialty Retail -- 1.5%
    903,900 The Gap, Inc.                                  19,813,488
  1,350,000 The Home Depot, Inc.                           50,436,000
---------------------------------------------------------------------
                                                           70,249,488
---------------------------------------------------------------------
Textiles and Apparel -- 0.1%
    207,500 Tommy Hilfiger Corp. (b)                        3,527,500
---------------------------------------------------------------------
            TOTAL CONSUMER DISCRETIONARY                  713,451,875
---------------------------------------------------------------------
CONSUMER STAPLES -- 1.6%
Beverages -- 0.6%
    542,212 PepsiCo, Inc.                                  29,198,116
---------------------------------------------------------------------
Food and Drug Retailing -- 1.0%
  2,327,100 Safeway Inc. (b)                               47,891,718
---------------------------------------------------------------------
            TOTAL CONSUMER STAPLES                         77,089,834
---------------------------------------------------------------------
ENERGY -- 5.0%
Energy Equipment and Services -- 1.9%
  1,800,000 GlobalSantaFe Corp. (a)                        49,986,000
  1,350,000 Halliburton Co.                                41,026,500
---------------------------------------------------------------------
                                                           91,012,500
---------------------------------------------------------------------

                      See Notes to Financial Statements.

     3 Smith Barney Fundamental Value Fund Inc. | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  MARCH 31, 2004



  SHARES                       SECURITY                          VALUE
---------------------------------------------------------------------------
Oil and Gas -- 3.1%
    894,800 Anadarko Petroleum Corp.                        $    46,404,328
    882,000 ChevronTexaco Corp.                                  77,421,960
    400,000 Murphy Oil Corp.                                     25,188,000
---------------------------------------------------------------------------
                                                                149,014,288
---------------------------------------------------------------------------
            TOTAL ENERGY                                        240,026,788
---------------------------------------------------------------------------
FINANCIALS -- 16.4%
Banks -- 1.8%
  1,090,300 The Bank of New York Co., Inc.                       34,344,450
    900,000 Bank One Corp.                                       49,068,000
    109,100 Washington Mutual, Inc.                               4,659,661
---------------------------------------------------------------------------
                                                                 88,072,111
---------------------------------------------------------------------------
Diversified Financials -- 5.7%
  1,500,100 American Express Co.                                 77,780,185
  1,362,200 J.P. Morgan Chase & Co.                              57,144,290
  1,015,500 Merrill Lynch & Co., Inc.                            60,483,180
    540,400 Morgan Stanley                                       30,964,920
    888,705 State Street Corp.                                   46,328,192
---------------------------------------------------------------------------
                                                                272,700,767
---------------------------------------------------------------------------
Insurance -- 8.9%
    796,600 Ambac Financial Group, Inc.                          58,773,148
    993,300 American International Group, Inc.                   70,871,955
    816,700 The Chubb Corp.                                      56,793,318
    653,600 The Hartford Financial Services Group, Inc. (a)      41,634,320
  1,004,900 Marsh & McLennan Cos., Inc.                          46,526,870
    540,000 MBIA Inc.                                            33,858,000
    882,000 MGIC Investment Corp. (a)                            56,650,860
  1,413,800 Radian Group Inc.                                    60,227,880
---------------------------------------------------------------------------
                                                                425,336,351
---------------------------------------------------------------------------
            TOTAL FINANCIALS                                    786,109,229
---------------------------------------------------------------------------
HEALTH CARE -- 10.7%
Biotechnology -- 1.3%
  3,417,667 Aphton Corp. (b)                                     16,063,035
  1,149,900 Enzo Biochem, Inc. (a)(b)                            19,352,817
  4,874,700 Genelabs Technologies, Inc. (a)(b)                   13,112,943
  2,328,800 XOMA Ltd. (a)(b)                                     11,970,032
---------------------------------------------------------------------------
                                                                 60,498,827
---------------------------------------------------------------------------
Health Care Providers and Services -- 1.8%
  1,415,700 McKesson Corp.                                       42,598,413
    450,000 United American Healthcare Corp. (b)                  2,376,000
    630,000 UnitedHealth Group Inc.                              40,597,200
---------------------------------------------------------------------------
                                                                 85,571,613
---------------------------------------------------------------------------
Pharmaceuticals -- 7.6%
  1,323,000 Abbott Laboratories                                  54,375,300
  1,155,540 Amarin Corp. PLC, ADR (a)(b)                          1,675,533

                      See Notes to Financial Statements.

     4 Smith Barney Fundamental Value Fund Inc. | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  MARCH 31, 2004



  SHARES                                     SECURITY                                      VALUE
-----------------------------------------------------------------------------------------------------
Pharmaceuticals -- 7.6% (continued)
    813,500    Bentley Pharmaceuticals, Inc. (a)(b)                                   $     9,770,135
  2,000,000    Genelabs Technologies, Inc. (b)                                              5,380,000
  1,157,900    GlaxoSmithKline PLC, ADR (a)                                                46,258,105
  1,235,000    Johnson & Johnson                                                           62,639,200
  1,498,800    Merck & Co., Inc.                                                           66,231,972
  1,111,110    NexMed, Inc. (b)                                                             3,111,108
  1,962,500    Pfizer Inc.                                                                 68,785,625
  1,245,000    Wyeth                                                                       46,749,750
-----------------------------------------------------------------------------------------------------
                                                                                          364,976,728
-----------------------------------------------------------------------------------------------------
               TOTAL HEALTH CARE                                                          511,047,168
-----------------------------------------------------------------------------------------------------
INDUSTRIALS -- 7.3%
Aerospace and Defense -- 2.4%
  1,004,400    The Boeing Co.                                                              41,250,708
  2,330,500    Raytheon Co.                                                                73,037,870
-----------------------------------------------------------------------------------------------------
                                                                                          114,288,578
-----------------------------------------------------------------------------------------------------
Commercial Services and Supplies -- 2.2%
    312,700    NDCHealth Corp.                                                              8,489,805
  1,693,900    Sabre Holdings Corp.                                                        42,025,659
  1,800,000    Waste Management, Inc.                                                      54,324,000
-----------------------------------------------------------------------------------------------------
                                                                                          104,839,464
-----------------------------------------------------------------------------------------------------
Construction and Engineering -- 0.8%
    398,900    Fluor Corp. (a)                                                             15,433,441
  2,044,300    The Shaw Group Inc. (a)(b)                                                  22,160,212
-----------------------------------------------------------------------------------------------------
                                                                                           37,593,653
-----------------------------------------------------------------------------------------------------
Industrial Conglomerates -- 0.9%
  1,292,100    Honeywell International Inc.                                                43,737,585
-----------------------------------------------------------------------------------------------------
Machinery -- 1.0%
    630,000    Caterpillar Inc.                                                            49,814,100
-----------------------------------------------------------------------------------------------------
               TOTAL INDUSTRIALS                                                          350,273,380
-----------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 18.4%
Communications Equipment -- 5.3%
  2,389,000    3Com Corp. (b)                                                              16,866,340
 13,502,000    Lucent Technologies Inc. (a)(b)                                             55,493,220
  6,175,000    Motorola, Inc.                                                             108,680,000
  3,528,000    Nokia Oyj, Sponsored ADR (a)                                                71,547,840
-----------------------------------------------------------------------------------------------------
                                                                                          252,587,400
-----------------------------------------------------------------------------------------------------
Computers and Peripherals -- 1.0%
    543,874    International Business Machines Corp.                                       49,949,388
-----------------------------------------------------------------------------------------------------
Electronic Equipment and Instruments -- 3.3%
  2,646,000    Agilent Technologies, Inc. (b)                                              83,692,980
 13,513,000    Solectron Corp. (b)                                                         74,726,890
-----------------------------------------------------------------------------------------------------
                                                                                          158,419,870
-----------------------------------------------------------------------------------------------------
Internet Software and Services -- 0.5%
  3,943,000    RealNetworks, Inc. (a)(b)                                                   23,658,000
-----------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

      5 Smith Barney Fundamental Value Fund Inc. | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  MARCH 31, 2004



  SHARES                               SECURITY                                 VALUE
------------------------------------------------------------------------------------------
IT Consulting and Services -- 2.0%
  1,340,500 SunGard Data Systems Inc. (b)                                  $    36,729,700
  3,996,400 Unisys Corp. (b)                                                    57,068,592
------------------------------------------------------------------------------------------
                                                                                93,798,292
------------------------------------------------------------------------------------------
Office Electronics -- 0.7%
  2,732,575 IKON Office Solutions, Inc. (a)                                     34,976,960
------------------------------------------------------------------------------------------
Semiconductor Equipment and Products -- 3.8%
  2,240,600 Intel Corp.                                                         60,944,320
  1,334,600 Lattice Semiconductor Corp. (a)(b)                                  11,651,058
  6,285,500 Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (b)      65,620,620
  1,440,986 Texas Instruments Inc.                                              42,105,611
------------------------------------------------------------------------------------------
                                                                               180,321,609
------------------------------------------------------------------------------------------
Software -- 1.8%
    140,800 Actuate Corp. (b)                                                      454,784
  3,456,000 Micromuse Inc. (a)(b)                                               26,956,800
  2,401,300 Microsoft Corp.                                                     59,960,461
------------------------------------------------------------------------------------------
                                                                                87,372,045
------------------------------------------------------------------------------------------
            TOTAL INFORMATION TECHNOLOGY                                       881,083,564
------------------------------------------------------------------------------------------
MATERIALS -- 11.6%
Chemicals -- 3.8%
  1,377,420 Cabot Corp.                                                         45,179,376
  1,411,700 The Dow Chemical Co.                                                56,863,276
  1,935,000 Engelhard Corp.                                                     57,837,150
    608,000 Rohm & Haas Co. (a)                                                 24,222,720
------------------------------------------------------------------------------------------
                                                                               184,102,522
------------------------------------------------------------------------------------------
Metals and Mining -- 5.2%
  2,141,200 Alcoa Inc.                                                          74,278,228
  1,119,100 Allegheny Technologies, Inc.                                        13,541,110
  1,800,000 Brush Engineered Materials Inc. (a)(b)                              36,486,000
  1,667,900 Newmont Mining Corp.                                                77,774,177
    450,000 Nucor Corp. (a)                                                     27,666,000
  1,203,700 RTI International Metals, Inc. (b)                                  19,054,571
------------------------------------------------------------------------------------------
                                                                               248,800,086
------------------------------------------------------------------------------------------
Paper and Forest Products -- 2.6%
  1,974,200 Georgia Pacific Corp.                                               66,510,798
    135,200 PT Toba Pulp Lestari Tbk, Sponsored ADR (b)(c)                               0
    882,000 Weyerhaeuser Co.                                                    57,771,000
------------------------------------------------------------------------------------------
                                                                               124,281,798
------------------------------------------------------------------------------------------
            TOTAL MATERIALS                                                    557,184,406
------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 3.3%
Diversified Telecommunication Services -- 2.1%
  2,250,000 Nippon Telegraph & Telephone Corp., ADR (a)                         63,765,000
  1,530,000 SBC Communications Inc.                                             37,546,200
------------------------------------------------------------------------------------------
                                                                               101,311,200
------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

     6 Smith Barney Fundamental Value Fund Inc. | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  MARCH 31, 2004



   SHARES                                SECURITY                                  VALUE
---------------------------------------------------------------------------------------------
Wireless Telecommunication Services -- 1.2%
   2,481,600 Vodafone Group PLC, Sponsored ADR (a)                            $    59,310,240
---------------------------------------------------------------------------------------------
             TOTAL TELECOMMUNICATION SERVICES                                     160,621,440
---------------------------------------------------------------------------------------------
UTILITIES -- 0.7%
Multi-Utilities -- 0.7%
   3,722,000 The Williams Cos., Inc. (a)                                           35,619,540
---------------------------------------------------------------------------------------------
             TOTAL COMMON STOCK
             (Cost -- $3,355,829,356)                                           4,312,507,224
---------------------------------------------------------------------------------------------
FOREIGN STOCK -- 2.1%
Japan -- 2.1%
       6,905 Mitsubishi Tokyo Financial Group, Inc. (b)                            68,264,625
     800,000 SONY CORP. (a)                                                        33,478,908
---------------------------------------------------------------------------------------------
             TOTAL FOREIGN STOCK
             (Cost -- $69,760,226)                                                101,743,533
---------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK -- 0.1%
INFORMATION TECHNOLOGY -- 0.1%
Electronic Equipment and Instruments -- 0.1%
     225,366 Solectron Corp. (b)                                                    3,515,710
---------------------------------------------------------------------------------------------
Internet Software and Services -- 0.0%
      54,818 Webforia Inc., Series D (b)(c)                                                 0
---------------------------------------------------------------------------------------------
             TOTAL INFORMATION TECHNOLOGY                                           3,515,710
---------------------------------------------------------------------------------------------
             TOTAL CONVERTIBLE PREFERRED STOCK
             (Cost -- $5,341,425)                                                   3,515,710
---------------------------------------------------------------------------------------------
    FACE
   AMOUNT                                SECURITY                                  VALUE
---------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (c) -- 0.2%
CHEMICALS -- 0.0%
Chemicals and Plastics -- 0.0%
$     25,000 Key Plastics Holdings Inc., Notes, Series B, 10.250% due 3/15/07              31
---------------------------------------------------------------------------------------------
HEALTHCARE -- 0.2%
Biotechnology -- 0.2%
   5,000,000 Aphton Corp., Notes, 6.000% due 3/31/05                                9,400,000
---------------------------------------------------------------------------------------------
             TOTAL CORPORATE BONDS AND NOTES
             (Cost -- $5,012,889)                                                   9,400,031
---------------------------------------------------------------------------------------------

  WARRANTS                               SECURITY                                  VALUE
---------------------------------------------------------------------------------------------
WARRANTS (a)(c)(d) -- 0.0%
HEALTH CARE -- 0.0%
Biotechnology -- 0.0%
     360,000 Aphton Corp., Expire 3/31/08                                             720,000
     600,000 Genelabs Technologies, Inc., Expire 5/1/08                               714,000
   1,000,000 Lynx Therapeutics, Inc., Expire 4/29/07                                        1
---------------------------------------------------------------------------------------------
                                                                                    1,434,001
---------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

     7 Smith Barney Fundamental Value Fund Inc. | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  MARCH 31, 2004



  WARRANTS                                    SECURITY                                      VALUE
------------------------------------------------------------------------------------------------------
Pharmaceuticals -- 0.0%
     222,222    NexMed, Inc., Expire 6/28/04                                           $             0
------------------------------------------------------------------------------------------------------
                TOTAL HEALTH CARE                                                            1,434,001
------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
Internet Software and Services -- 0.0%
      10,719    Webforia Inc., Expire 7/14/05                                                        0
------------------------------------------------------------------------------------------------------
                TOTAL WARRANTS (Cost -- $0)                                                  1,434,001
------------------------------------------------------------------------------------------------------
    FACE
   AMOUNT                                     SECURITY                                      VALUE
------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 7.7%
$369,736,000    Morgan Stanley dated 3/31/04, 0.970% due 4/1/04; Proceeds at maturity
                  -- $369,745,962; (Fully collateralized by U.S. Treasury Bonds and
                  Treasury Inflation Index, 3.375% to 6.250% due 1/15/07 to 2/15/31;
                  Market value -- $379,582,720) (Cost -- $369,736,000)                     369,736,000
------------------------------------------------------------------------------------------------------
                TOTAL INVESTMENTS -- 100.0% (Cost -- $3,805,679,896*)                  $ 4,798,336,499
------------------------------------------------------------------------------------------------------
LOANED SECURITIES COLLATERAL
 450,274,449    State Street Navigator Securities Lending Trust Prime Portfolio (Cost
                -- $450,274,449)                                                       $   450,274,449
------------------------------------------------------------------------------------------------------

(a)All or a portion of this security is on loan (See Note 5).
(b)Non-income producing security.
(c)Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(d)Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.
* Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

     8 Smith Barney Fundamental Value Fund Inc. | 2004 Semi-Annual Report

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                  MARCH 31, 2004


ASSETS:
  Investments, at value (Cost -- $3,805,679,896)              $4,798,336,499
  Cash                                                                   851
  Loaned securities collateral, at value (Cost --
   $450,274,449) (Note 5)                                        450,274,449
  Receivable for Fund shares sold                                  7,685,142
  Dividends and interest receivable                                5,194,428
  Prepaid expenses                                                    52,464
----------------------------------------------------------------------------
  Total Assets                                                 5,261,543,833
----------------------------------------------------------------------------
LIABILITIES:
  Payable for loaned securities collateral (Note 5)              450,274,449
  Payable for securities purchased                                 3,806,544
  Payable for Fund shares reacquired                               3,793,528
  Investment advisory fee payable                                  1,917,002
  Distribution plan fees payable                                   1,066,601
  Administration fee payable                                         654,406
  Deferred compensation payable                                      335,956
  Accrued expenses                                                 1,030,727
----------------------------------------------------------------------------
  Total Liabilities                                              462,879,213
----------------------------------------------------------------------------
Total Net Assets                                              $4,798,664,620
----------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                 $      340,762
  Capital paid in excess of par value                          3,925,618,270
  Accumulated net investment loss                                 (4,076,082)
  Accumulated net realized loss from investment transactions    (115,883,611)
  Net unrealized appreciation of investments and foreign
   currencies                                                    992,665,281
----------------------------------------------------------------------------
Total Net Assets                                              $4,798,664,620
----------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                        148,540,948
----------------------------------------------------------------------------
  Class B                                                        108,185,199
----------------------------------------------------------------------------
  Class L                                                         75,163,040
----------------------------------------------------------------------------
  Class Y                                                          8,872,651
----------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                      $14.47
----------------------------------------------------------------------------
  Class B *                                                           $13.74
----------------------------------------------------------------------------
  Class L *                                                           $13.73
----------------------------------------------------------------------------
  Class Y (and redemption price)                                      $14.76
----------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 5.26% of net asset value
   per share)                                                         $15.23
----------------------------------------------------------------------------

* Redemption price is NAV of Class B and L shares reduced by a 5.00% and 1.00% contingent deferred sales charge, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.

     9 Smith Barney Fundamental Value Fund Inc. | 2004 Semi-Annual Report

 STATEMENT OF OPERATIONS (UNAUDITED)     FOR THE SIX MONTHS ENDED MARCH 31, 2004


INVESTMENT INCOME:
  Dividends                                                   $ 27,676,053
  Interest (Note 5)                                              1,606,525
  Less: Foreign withholding tax                                   (274,374)
--------------------------------------------------------------------------
  Total Investment Income                                       29,008,204
--------------------------------------------------------------------------
EXPENSES:
  Distribution plan fees (Note 6)                               14,617,908
  Investment advisory fee (Note 2)                              10,855,433
  Administration fee (Note 2)                                    3,717,505
  Transfer agency services (Note 6)                              2,840,576
  Directors' fees                                                  351,642
  Shareholder communications (Note 6)                              106,494
  Custody                                                           74,900
  Audit and legal                                                   56,758
  Registration fees                                                 12,894
  Other                                                             41,668
--------------------------------------------------------------------------
  Total Expenses                                                32,675,778
--------------------------------------------------------------------------
Net Investment Loss                                             (3,667,574)
--------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN
CURRENCIES (NOTE 3):
  Realized Gain From:
   Investment transactions                                     148,983,297
   Foreign currency transactions                                     3,058
--------------------------------------------------------------------------
  Net Realized Gain                                            148,986,355
--------------------------------------------------------------------------
  Change in Net Unrealized Appreciation From:
   Investments                                                 552,267,673
   Foreign currencies                                                7,523
--------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                      552,275,196
--------------------------------------------------------------------------
Net Gain on Investments and Foreign Currencies                 701,261,551
--------------------------------------------------------------------------
Increase in Net Assets From Operations                        $697,593,977
--------------------------------------------------------------------------

                      See Notes to Financial Statements.

      10 Smith Barney Fundamental Value Fund Inc. | 2004 Semi-Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended March 31, 2004 (unaudited) and the Year Ended September 30, 2003

                                                        2004            2003
---------------------------------------------------------------------------------
OPERATIONS:
  Net investment loss                              $   (3,667,574) $   (5,059,904)
  Net realized gain (loss)                            148,986,355    (149,999,929)
  Increase in net unrealized appreciation             552,275,196   1,127,772,514
---------------------------------------------------------------------------------
  Increase in Net Assets From Operations              697,593,977     972,712,681
---------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares                    536,265,872     692,864,674
  Cost of shares reacquired                          (381,883,175)   (693,081,236)
---------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Fund
   Share Transactions                                 154,382,697        (216,562)
---------------------------------------------------------------------------------
Increase in Net Assets                                851,976,674     972,496,119

NET ASSETS:
  Beginning of period                               3,946,687,946   2,974,191,827
---------------------------------------------------------------------------------
  End of period*                                   $4,798,664,620  $3,946,687,946
---------------------------------------------------------------------------------
*  Includes accumulated net investment loss of:       $(4,076,082)      $(411,566)
---------------------------------------------------------------------------------

                      See Notes to Financial Statements.

      11 Smith Barney Fundamental Value Fund Inc. | 2004 Semi-Annual Report

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. Significant Accounting Policies

Smith Barney Fundamental Value Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and U.S. government and agency obligations are valued at the mean between the closing bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value;
(e) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f ) realized gains or losses on the sale of securities are calculated based on the specific identification method; (g) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets by class or on another reasonable basis; (h) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually;
(i) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; ( j) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward foreign currency contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled or offset by entering into another forward foreign currency contract.

2. Investment Advisory Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser of the Fund. The Fund pays SBFM an advisory fee calculated at an annual rate of 0.55% on the first $1.5 billion of the Fund's average daily net assets; 0.50% on the next $0.5 billion; 0.49% on the next $0.5 billion; 0.46% on the next $1.0 billion and 0.38% on the Fund's average daily net assets in excess of $3.5 billion. This fee is calculated daily and paid monthly.

SBFM also acts as the Fund's administrator for which it receives a fee calculated at an annual rate of 0.20% on the first $2.0 billion of the Fund's average daily net assets; 0.16% on the next $0.5 billion; 0.14% on the next $1.0 billion and 0.12% on the Fund's average daily net assets in excess of $3.5 billion. This fee is calculated daily and paid monthly.

     12 Smith Barney Fundamental Value Fund Inc. | 2004 Semi-Annual Report

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended March 31, 2004, the Fund paid transfer agent fees of $2,412,238 to CTB.

Citigroup Global Markets Inc. ("CGM") and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors.

There is a maximum initial sales charge of 5.00% for Class A shares. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2004, CGM and its affiliates received sales charges of approximately $5,301,000 and $565,000 on sales of the Fund's Class A and L shares, respectively.

In addition, for the six months ended March 31, 2004, CDSCs paid to CGM and its affiliates were approximately:

                                    Class A  Class B   Class L
--------------------------------------------------------------
CDSCs                               $11,000 $1,381,000 $24,000
--------------------------------------------------------------

For the six months ended March 31, 2004, CGM and its affiliates received brokerage commissions of $47,188.

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

3. Investments

During the six months ended March 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

-----------------------------------------------------
Purchases                                $828,885,196
-----------------------------------------------------
Sales                                     997,087,766
-----------------------------------------------------

At March 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

-------------------------------------------------------
Gross unrealized appreciation            $1,058,436,150
Gross unrealized depreciation               (65,779,547)
-------------------------------------------------------
Net unrealized appreciation              $  992,656,603
-------------------------------------------------------

      13 Smith Barney Fundamental Value Fund Inc. | 2004 Semi-Annual Report

4. Repurchase Agreements

When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

5. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At March 31, 2004, the Fund loaned securities having a market value of $439,378,927. The Fund received cash collateral amounting to $450,274,449, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by the Fund from securities lending for the six months ended March 31, 2004 was $324,415.

6. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended March 31, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                              Class A    Class B    Class L
-----------------------------------------------------------------------------
Rule 12b-1 Distribution Plan Fees            $2,481,112 $7,243,131 $4,893,665
-----------------------------------------------------------------------------

For the six months ended March 31, 2004, total Transfer Agency Service expenses were as follows:
                                    Class A   Class B    Class L    Class Y
-----------------------------------------------------------------------------
Transfer Agency Service Expenses    $979,216  $923,905   $937,368     $87
-----------------------------------------------------------------------------

For the six months ended March 31, 2004, total Shareholder Communication expenses were as follows:
                                    Class A   Class B    Class L    Class Y
-----------------------------------------------------------------------------
Shareholder Communication Expenses  $33,321   $40,248    $32,837      $88
-----------------------------------------------------------------------------

      14 Smith Barney Fundamental Value Fund Inc. | 2004 Semi-Annual Report

7. Capital Shares

At March 31, 2004, the Fund had one billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

At March 31, 2004, a significant concentration of Class Y shares were held by other Smith Barney Mutual Funds.

Transactions in shares of each class were as follows:

                          Six Months Ended               Year Ended
                           March 31, 2004            September 30, 2003
                     --------------------------  --------------------------
                        Shares        Amount        Shares        Amount
---------------------------------------------------------------------------
Class A
Shares sold           20,625,717  $ 287,388,353   30,685,983  $ 331,853,405
Shares reacquired     (9,649,589)  (134,409,072) (21,451,769)  (225,742,332)
---------------------------------------------------------------------------
Net Increase          10,976,128  $ 152,979,281    9,234,214  $ 106,111,073
---------------------------------------------------------------------------
Class B
Shares sold            8,754,207  $ 115,880,714   19,395,608  $ 200,270,972
Shares reacquired    (12,271,797)  (162,336,236) (30,066,864)  (302,368,332)
---------------------------------------------------------------------------
Net Decrease          (3,517,590) $ (46,455,522) (10,671,256) $(102,097,360)
---------------------------------------------------------------------------
Class L
Shares sold            8,263,097  $ 109,088,674   12,384,292  $ 129,503,489
Shares reacquired     (5,811,917)   (77,002,682) (15,232,499)  (152,285,232)
---------------------------------------------------------------------------
Net Increase
 (Decrease)            2,451,180  $  32,085,992   (2,848,207) $ (22,781,743)
---------------------------------------------------------------------------
Class Y
Shares sold            1,674,387  $  23,908,131    2,950,475  $  31,236,808
Shares reacquired       (583,186)    (8,135,185)  (1,104,646)   (12,685,340)
---------------------------------------------------------------------------
Net Increase           1,091,201  $  15,772,946    1,845,829  $  18,551,468
---------------------------------------------------------------------------

8. Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an

      15 Smith Barney Fundamental Value Fund Inc. | 2004 Semi-Annual Report independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

9. Subsequent Event

Effective April 29, 2004, Class L shares were renamed as Class C shares.

     16 Smith Barney Fundamental Value Fund Inc. | 2004 Semi-Annual Report

 FINANCIAL HIGHLIGHTS

For a share of each class of capital stock outstanding throughout each year ended September 30, unless otherwise noted:

Class A Shares                             2004/(1)(2)/     2003/(2)/   2002/(2)/   2001/(2)/   2000/(2)/   1999/(2)/
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $12.28        $ 9.16       $11.99      $15.97      $12.90      $10.07
---------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                         0.02          0.03         0.02        0.06        0.04        0.04
 Net realized and unrealized gain (loss)       2.17          3.09        (2.80)      (2.85)       3.86        3.53
---------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            2.19          3.12        (2.78)      (2.79)       3.90        3.57
---------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                           --            --           --          --          --       (0.02)
 Net realized gains                              --            --        (0.05)      (1.19)      (0.83)      (0.72)
---------------------------------------------------------------------------------------------------------------------
Total Distributions                              --            --        (0.05)      (1.19)      (0.83)      (0.74)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $14.47        $12.28       $ 9.16      $11.99      $15.97      $12.90
---------------------------------------------------------------------------------------------------------------------
Total Return                                  17.83%++      34.06%      (23.33)%    (18.52)%     31.55%      37.17%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)         $2,149        $1,690       $1,176      $1,306      $1,085        $681
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                      1.02%+        1.15%        1.05%       1.02%       1.06%       1.17%
 Net investment income                         0.26+         0.28         0.17        0.44        0.29        0.35
---------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          19%           34%          39%         42%         38%         43%
---------------------------------------------------------------------------------------------------------------------

Class B Shares                              2004/(1)(2)/    2003/(2)/   2002/(2)/   2001/(2)/   2000/(2)/   1999/(2)/
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $11.71        $ 8.81       $11.62      $15.63      $12.73      $10.01
---------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                          (0.03)        (0.05)       (0.08)      (0.05)      (0.07)      (0.05)
 Net realized and unrealized gain (loss)       2.06          2.95        (2.68)      (2.77)       3.80        3.49
---------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            2.03          2.90        (2.76)      (2.82)       3.73        3.44
---------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net realized gains                              --            --        (0.05)      (1.19)      (0.83)      (0.72)
---------------------------------------------------------------------------------------------------------------------
Total Distributions                              --            --        (0.05)      (1.19)      (0.83)      (0.72)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $13.74        $11.71       $ 8.81      $11.62      $15.63      $12.73
---------------------------------------------------------------------------------------------------------------------
Total Return                                  17.34%++      32.92%      (23.90)%    (19.16)%     30.59%      36.00%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)         $1,487        $1,308       $1,078      $1,354      $1,323        $884
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                      1.80%+        1.94%        1.84%       1.83%       1.84%       1.94%
 Net investment loss                          (0.52)+       (0.50)       (0.62)      (0.37)      (0.50)      (0.42)
---------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          19%           34%          39%         42%         38%         43%
---------------------------------------------------------------------------------------------------------------------

(1)For the six months ended March 31, 2004 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

      17 Smith Barney Fundamental Value Fund Inc. | 2004 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended September 30, unless otherwise noted:

Class L Shares                             2004/(1)(2)/    2003/(2)/   2002/(2)/   2001/(2)/   2000/(2)/   1999/(2)/
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $11.71        $ 8.81       $11.61      $15.62      $12.73      $10.01
--------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                         (0.04)        (0.05)       (0.07)      (0.05)      (0.07)      (0.05)
 Net realized and unrealized gain (loss)      2.06          2.95        (2.68)      (2.77)       3.79        3.49
--------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           2.02          2.90        (2.75)      (2.82)       3.72        3.44
--------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net realized gains                             --            --        (0.05)      (1.19)      (0.83)      (0.72)
--------------------------------------------------------------------------------------------------------------------
Total Distributions                             --            --        (0.05)      (1.19)      (0.83)      (0.72)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $13.73        $11.71       $ 8.81      $11.61      $15.62      $12.73
--------------------------------------------------------------------------------------------------------------------
Total Return                                 17.25%++      32.92%      (23.83)%    (19.17)%     30.51%      36.00%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)        $1,032          $852         $665        $714        $266         $84
--------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     1.87%+        1.93%        1.83%       1.82%       1.86%       1.95%
 Net investment loss                         (0.59)+       (0.49)       (0.60)      (0.38)      (0.47)      (0.43)
--------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         19%           34%          39%         42%         38%         43%
--------------------------------------------------------------------------------------------------------------------

Class Y Shares                             2004/(1)(2)/    2003/(2)/   2002/(2)/   2001/(2)/   2000/(2)/   1999/(2)/
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $12.51        $ 9.29       $12.11      $16.07      $12.93      $10.10
--------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                        0.04          0.08         0.07        0.11        0.08        0.09
 Net realized and unrealized gain (loss)      2.21          3.14        (2.84)      (2.88)       3.89        3.52
--------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           2.25          3.22        (2.77)      (2.77)       3.97        3.61
--------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                          --            --           --          --          --       (0.06)
 Net realized gains                             --            --        (0.05)      (1.19)      (0.83)      (0.72)
--------------------------------------------------------------------------------------------------------------------
Total Distributions                             --            --        (0.05)      (1.19)      (0.83)      (0.78)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $14.76        $12.51       $ 9.29      $12.11      $16.07      $12.93
--------------------------------------------------------------------------------------------------------------------
Total Return                                 17.99%++      34.66%      (23.01)%    (18.27)%     32.04%      37.57%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)          $131           $97          $55         $68         $81         $81
--------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     0.66%+        0.72%        0.70%       0.71%       0.75%       0.82%
 Net investment income                        0.63+         0.69         0.53        0.76        0.56        0.71
--------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         19%           34%          39%         42%         38%         43%
--------------------------------------------------------------------------------------------------------------------

(1) For the six months ended March 31, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

     18 Smith Barney Fundamental Value Fund Inc. | 2004 Semi-Annual Report

                                 SMITH BARNEY
                          FUNDAMENTAL VALUE FUND INC.



       DIRECTORS                         INVESTMENT ADVISER
       Robert M. Frayn, Jr.              AND ADMINISTRATOR
       Leon P. Gardner                   Smith Barney Fund Management LLC
       R. Jay Gerken, CFA
         Chairman                        DISTRIBUTORS
       Howard J. Johnson                 Citigroup Global Markets Inc.
       David E. Maryatt                  PFS Distributors, Inc.
       Jerry A. Viscione
                                         CUSTODIAN
       OFFICERS                          State Street Bank and
       R. Jay Gerken, CFA                  Trust Company
       President and
       Chief Executive Officer           TRANSFER AGENT
                                         Citicorp Trust Bank, fsb.
       Andrew B. Shoup                   125 Broad Street, 11th Floor
       Senior Vice President and         New York, New York 10004
       Chief Administrative Officer
                                         SUB-TRANSFER AGENTS
       Richard L. Peteka                 PFPC Inc.
       Chief Financial Officer           P.O. Box 9699
       and Treasurer                     Providence, Rhode Island
                                         02940-9699
       John G. Goode
       Vice President and                Primerica Shareholder Services
       Investment Officer                P.O. Box 9662
                                         Providence, Rhode Island
       Peter J. Hable                    02940-9662
       Vice President and
       Investment Officer

       Andrew Beagley
       Chief Anti-Money Laundering
       Compliance Officer

       Kaprel Ozsolak
       Controller

       Robert I. Frenkel
       Secretary and Chief Legal Officer

   Smith Barney Fundamental Value Fund Inc.







   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.



 This report is submitted for the general information of shareholders of Smith Barney Fundamental Value Fund Inc., but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

 SMITH BARNEY FUNDAMENTAL VALUE FUND INC.
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 This document must be preceded or accompanied by a free prospectus. Investors should consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

 www.smithbarneymutualfunds.com



 (C)2004 Citigroup Global Markets Inc. Member NASD, SIPC

 FD01118 5/04                                                            04-6580

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
              Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)  Not applicable.

         (b)  Attached hereto.

              Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

              Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Fundamental Value Fund Inc.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Fundamental Value Fund Inc.

Date: May 27, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Fundamental Value Fund Inc.

Date: May 27, 2004

By:   /s/ Richard L. Peteka
      (Richard L. Peteka)
      Chief Financial Officer of
      Smith Barney Fundamental Value Fund Inc.

Date: May 27, 2004